Premiums and Accounts Receivable (Tables)	12 Months Ended
Dec. 31, 2012
Premiums and Accounts Receivable
Schedule of receivables net of an allowance for uncollectible items
	As of December 31,
	2012	2011
Insurance premiums receivable	$56,909	$53,741
Other receivables	15,510	17,467
Allowance for uncollectible amounts	(4,546)	(4,698)
Total	$67,873	$66,510